Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Information
Schedule of operating segment results

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
Net Revenue
Healthcare	$138,470	$119,127	$403,643	$336,683
Global Retail and Other	17,771	17,809	53,607	53,197
Consolidated net revenue	$156,241	$136,936	$457,250	$389,880
Operating Income
Healthcare	$22,544	$4,288	$85,879	$55,812
Global Retail and Other	1,611	(160)	6,452	5,796
Consolidated operating income	$24,155	$4,128	$92,331	$61,608

	Year ended December 31,
	2015	2014
Net Revenue
Healthcare	$467,044	$359,842
Global Retail and Other	74,299	81,530
Consolidated net revenue	$541,343	$441,372
Operating Income
Healthcare	$84,240	$23,713
Global Retail and Other	12,284	6,484
Consolidated operating income	$96,524	$30,197

Schedule of operating segment net revenue by product type

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016	%	2015	%	2016	%	2015	%
	(unaudited)				(unaudited)
Healthcare
Retrospective claims accuracy	$78,133	50.0	$62,369	45.5	$224,335	49.1	$178,818	45.9
Prospective claims accuracy	57,233	36.6	53,419	39.1	169,632	37.1	147,335	37.8
Transaction services	3,104	2.0	3,339	2.4	9,676	2.1	10,530	2.7
Total Healthcare	138,470	88.6	119,127	87.0	403,643	88.3	336,683	86.4
Retail
Retrospective claims accuracy	17,039	10.9	17,292	12.6	51,730	11.3	51,546	13.2
Other	732	0.5	517	0.4	1,877	0.4	1,651	0.4
Total Global Retail and Other	17,771	11.4	17,809	13.0	53,607	11.7	53,197	13.6
Consolidated net revenue	$156,241	100.0	$136,936	100.0	$457,250	100.0	$389,880	100.0

	Year ended December 31,
	2015		2014
Retrospective claims accuracy	$251,288	46.4%	$240,544	54.5%
Prospective claims accuracy	201,899	37.3%	108,828	24.7%
Transaction services	13,857	2.6%	10,470	2.4%
Total Healthcare	467,044	86.3%	359,842	81.6%
Retrospective claims accuracy	72,060	13.3%	80,075	18.1%
Other	2,239	0.4%	1,455	0.3%
Total Global Retail and Other	74,299	13.7%	81,530	18.4%
Consolidated net revenue	$541,343	100.0%	$441,372	100.0%